Asset Acquisition	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Asset Acquisition

5. Asset Acquisition

As discussed above, on October 29, 2021, we completed the Soluna Callisto acquisition pursuant to an Agreement and Plan of Merger dated as of August 11, 2021, by and among the Company, SCI and Soluna Callisto (the “Merger Agreement”). The purpose of the transaction was for SCI to acquire substantially all of the assets (other than those assets physically located in Morocco) formerly held by HEL, which assets consisted of Soluna Callisto’s existing pipeline of certain cryptocurrency mining projects that HEL previously transferred to Soluna Callisto and to provide SCI with the opportunity to directly employ or retain the services of four individuals whose services it had retained through HEL prior to the merger. As a result of the merger, each share of common stock of Soluna Callisto issued and outstanding immediately prior to the effective time of the merger, other than shares owned by the Company or any of our subsidiaries, was cancelled and converted into the right to receive a proportionate share of up to 118,800 shares (the “Merger Shares”) of the Company’s common stock payable upon the achievement of certain milestones within five years after the effective date in the merger, as set forth in the merger agreement and the schedules thereto (the “Merger Consideration”). See Note 15 for further information regarding our relationship with HEL.

The acquisition was accounted for, for purposes of U.S. GAAP, using the asset acquisition method of accounting under the ASC 805-50. We determined that we acquired in the acquisition a group of similar identifiable assets (primarily, the “strategic pipeline contract” of certain cryptocurrency mining projects), which it classified as an intangible asset for accounting purposes. As a result, our acquisition of the set of assets and activities constituted an asset acquisition, as opposed to a business acquisition, under ASC 805. ASC 805-50 provides that assets acquired in an asset acquisition are measured based on the costs of the acquisition, which is the consideration that the acquirer transfers to the seller and includes direct transaction costs related to the acquisition. We include Soluna Callisto’s results of operations in our results of operations beginning on the effective date of the acquisition.

Termination Consideration

In connection with the Soluna Callisto acquisition, effective as of October 29, 2021, pursuant to the terms of a termination agreement dated as of August 11, 2021 by and among the Company, SCI, and HEL, on November 5, 2021, SCI paid HEL $725 thousand and SHI issued to HEL 6,000 shares of SHI common stock (the “Termination Shares”). SCI also reimbursed HEL $75 thousand for transaction-related fees and expenses. SHI included the termination costs as part of asset acquisition per ASC 805-50. Based on the closing price of the SHI common stock on Nasdaq on November 5, 2021, SHI has valued the aggregate termination consideration at approximately $1.9 million.

Merger Consideration

The fair value of the Merger Consideration includes various assumptions, including those related to the allocation of the estimated value of the maximum number of Merger Shares (118,800) issuable as Merger Consideration, which issuance is contingent on the achievement of certain milestones of generating active Megawatts from Qualified Projects in which the Cost Requirement is satisfied within five years after the effective date of the merger, as set forth in the Merger Agreement and the schedules thereto, as set forth below. The Merger Consideration and the timing of the payment thereof is subject to the following qualifications and limitations:

1a)	Upon the Company achieving each one active MegaWatts (“Active MWs”) from the projects in which the cost requirement is satisfied, this will cause SHI to issue to HEL 792 shares for each one MW up to a maximum 150 Active MW.

i.	If, on or before June 30, 2022, SCI or Soluna Callisto directly or indirectly achieves at least 50 active MWs from one or more of three current projects as set forth in the Merger Agreement that satisfy the Cost Requirement as defined within the Merger Agreement, then the Merger Shares will be issued at an accelerated rate of 1,188 Merger Shares for each of such first 50 Active MW, such that the Merger Shares in respect of the remaining 100 Active MWs (if any) will be issued at a reduced rate of 594 Merger Shares per Active MW (see below for extension and issuance of a proportion of shares);

ii.	If, by June 30, 2023, SCI or Soluna Calisto fail to achieve directly or indirectly (other than pursuant to a Portfolio Acquisition) at least 50 Active MW from Projects that satisfy the Cost Requirement, then the maximum aggregate number of Merger Shares shall be reduced from 118,800 to 59,400 (see below for extension and issuance of a proportion of shares);

iii.	No Merger Shares will be issued to HEL without our prior written consent;

iv.	Issuance of the Merger Shares will also be subject to the continued employment with or engagement by SCI or the surviving corporation of (A) John Belizaire and (B) at least two of Dipul Patel, Mohammed Larbi Loudiyi, (through ML&K Contractor), and Phillip Ng at the time that such Merger Shares are earned. If both (A) and (B) cease to be satisfied on or prior to the date that all Merger Shares are earned (such date, a “Trigger Date”), then “Qualified Projects” for purposes of determining Merger Shares shall only apply to those Qualified Projects that are in the pipeline as of the Trigger Date. For these purposes, if any such individual’s employment or service relationship with SCI is terminated without cause, as a result of his death or disability, or with good reason (as such terms are defined in the employment and consulting agreements), such individual shall be deemed to continue to be employed or engaged by SCI for these purposes;

v.	If SHI or SCI consummates a Change of Control before the fifth anniversary of the date of the closing of the merger, then we will be obligated to issue all of the unissued Merger Shares (subject to (ii) and (iii) above). The Merger Agreement defines “Change of Control” as (A) the sale, exchange, transfer, or other disposition of all or substantially all of the assets of us or SCI, (B) our failure to continue to own (directly or indirectly) 100% of the outstanding equity securities of SCI and/or the surviving corporation, or (C) a merger, consolidation, or other transaction in which the holders of SHI’s, SCI’s, or the surviving corporation’s outstanding voting securities immediately prior to such transaction own, immediately after such transaction, securities representing less than 50% of the voting power of the corporation or other entity surviving such transaction (excluding any such transaction principally for bona fide equity financing purposes, so long as, in the case of SHI or SCI (but not the surviving corporation) such transactions, individually and in the aggregate, do not result in a change in membership of such entity’s board of directors so that the persons who were members of the board of directors immediately prior to the first such transaction constitute less than 50% of the board membership at any time after such transaction(s) are consummated). Notwithstanding the foregoing, a transaction shall not constitute a Change of Control if its sole purpose is to change the state of SHI’s or SCI’s incorporation or to create a holding company that will be owned in the same proportions by the persons who held SHI’s or SCI’s securities immediately prior to such transaction; and

vi.	if on any of the fifth anniversary of the effective time of the merger, a facility has not become a Qualified Facility and therefore is not taken into consideration in the calculation of Active MW because any of the elements set forth in the definition of “Qualified Facility” as defined in the Merger Agreement have not been met for reasons beyond the reasonable control of SCI’s management team, but SCI’s management team is then actively engaged in the process of completing and is diligently pursuing the completion of the missing elements, then (A) the target dates set forth above shall be extended for an additional 90 days, and (B) additional extensions of time may be granted by the Board of Directors in its commercially reasonable discretion, in each case for the purpose of enabling SCI’s management team to complete the steps needed to qualify the facility as a Qualified Facility.

On April 11, 2023, the Board had reviewed and approved the progress of SCI’s management team in qualifying facilities as Qualified Facilities and discussed an extension of the date in Section 2.7(a)(ii)(A) of the Merger Agreement to December 31, 2023 (previously was June 30, 2022), and an extension of the date in Section 2.7(a)(ii)(B) of the Merger Agreement to June 30, 2024 (previously was June 30, 2023).

Due to conditions being met within the Merger Agreement in relation to energization and retention of employees, the Company has advised SCI US Holdings LLC, a Delaware limited liability company, who is the sole Effective Time Holder (as defined in the Merger Agreement) of the right to receive the Merger Shares and that 19,800 and 39,600 Merger Shares were issued on May 26, 2023 and October 10, 2023. SCI US Holdings LLC has consented to the issuance of such Merger Shares as required under the Merger Agreement and has directed the Company to issue such Merger Shares to its affiliate, HEL. Following the issuance of the 59,400 Merger Shares, a total of 59,400 Merger Shares remain available for possible issuance pursuant to the terms of the Merger Agreement.

The number of Merger Shares is also subject to customary anti-dilution adjustments in the event of any stock split, stock consolidation, stock dividend, or similar event involving the shares of our common stock. Based on the assessment performed, the fair value of the merger consideration as of October 29, 2021 was approximately $33.0 million.

Based on management’s evaluation, management concluded that due to the high volatility of its share price, the low probability of not achieving the MW targets, and the fact the value associated with meeting the performance measures are not intended to drive the number of shares to be issued, but rather act as a proxy for and driver of share value, the monetary value of the obligation at inception is predominantly a function of equity shares. As such, the consideration will be treated as equity as ASC 480-10-25-14 is not applicable since the monetary value of the Merger Shares is not (1) fixed, or (2) dependent on (i) variations in something other than the fair value of the Company’s equity shares, or (ii) variations inversely related to changes in the fair value of the Company’s equity shares and is instead exposed to changes in the fair value of the Company’s share price, and as such does not represent a liability under ASC 480. The economic risks and characteristics of the share consideration are clearly and closely related to a residual equity interest since the underlying (i.e., the incremental shares of common stock delivered upon achievement of each MW target) will participate in the increase in value of the common equity of the Company, similar to a call option on common stock. Based on guidance in ASC 815-40-25-7 through 25-35, the share consideration is considered to be indexed to the Company’s stock and meets the additional criteria for equity classification.